Fair value measurements	12 Months Ended
Dec. 31, 2011
Fair value measurements
Fair value measurements

21                                  Fair value measurements

Management used the following methods and assumptions to estimate the fair value of financial instruments as December 31, 2010 and 2011:

•                Short-term financial instruments (cash equivalents, pledged bank deposits, trade accounts receivable, bills receivable and other receivables, amounts due from related parties, short-term borrowings, trade accounts payable, amounts due to related parties, and other payables and accrued liabilities) — their carrying amounts approximated their respective fair values because of the short maturity period.

•                Long-term loans and long-term loan receivable — their fair values are based on the amount of future cash flows associated with these instruments discounted at the borrowing and lending rates currently available for similar instruments of comparable terms. Their carrying values of the long-term loans and long-term receivable approximated their fair values as all these instruments carry variable interest rates which approximated rates currently offered by the Group’s financial institutions for similar instruments of comparable maturities.

•                The fair value of goodwill is determined by estimating the expected present value of future cash flows without reference to observable market transactions.